Accounts Receivable (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 202,124	1,259,251	605,364
Allowance for doubtful accounts	(926)	(5,768)	(5,806)
Accounts receivable, net	$ 201,198	1,253,483	599,558